Accrued Liabilities (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Balance at Beginning	$ 180,799
Amount deferred	286,255	$ 180,799
Amounts settled	(77,238)
Balance at ending	389,816	180,799
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning	180,799
Amount deferred	105,514	180,799
Amounts settled
Balance at ending	286,313	180,799
Trade Vendors [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning
Amount deferred	180,741
Amounts settled	(77,238)
Balance at ending	$ 103,503